UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2009

Check here if Amendment [X]; Amendment Number:  1
This Amendment (Check only one.):  [X] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Pentwater Capital Management LP
Address:        227 West Monroe Street, Suite 4000
                Chicago, IL   60606

Form 13F File Number: 28-12843

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Neal Nenadovic
Title:  Chief Financial Officer
Phone:  312-589-6405

Signature,  Place,  and  Date  of  Signing:

/s/ Neal Nenadovic                  Chicago, IL                        8/12/2009
------------------                 -------------                      ----------
   [Signature]                     [City, State]                        [Date]


Report  Type  (Check  only  one):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         None

Form 13F Information Table Entry Total:                      30

Form 13F Information Table Value Total (In Thousands):  559,943


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                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
-------------------------------- ----------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                              VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------------- ----------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMERICREDIT CORP                 NOTE              03060RAP6      912  2,000,000 PRN      SOLE                 2,000,000      0    0
CENTURYTEL, INC.                 COM               156700106    3,501    124,519 SH       SOLE                   124,519      0    0
CITIGROUP INC.                   COM               172967101      442    174,616 SH       SOLE                   174,616      0    0
CITIGROUP INC.                   COM               172967901    8,153     32,224 SH  CALL SOLE                    32,224      0    0
CITRIX SYSTEMS INC               COM               177376100      566     25,000 SH       SOLE                    25,000      0    0
DIREXION SHS ETF TRUST           LARGE CAP BULL    25459W862      339     15,000 SH       SOLE                    15,000      0    0
EMC CORP/MASS                    COM               268648952    1,140      1,000 SH  CALL SOLE                     1,000      0    0
FORD MOTOR COMPANY               NOTE              345370CF5    1,441  4,000,000 PRN      SOLE                 4,000,000      0    0
GENENTECH INC.                   COM               368710956        -      6,000 SH  PUT  SOLE                     6,000      0    0
MAGELLAN MIDSTREAM PARTNERS LP   COM UNIT RP LP    559080106      550     18,743 SH       SOLE                    18,743      0    0
NEWS CORP                        CL A              65248E104      497     75,000 SH       SOLE                    75,000      0    0
NOVA CHEMICALS CORPORATION       COM               66977W959      750      1,302 SH  PUT  SOLE                     1,302      0    0
NOVA CHEMICALS CORPORATION       COM               66977W109      864    150,000 SH       SOLE                   150,000      0    0
OPENTV CORP                      CL A              G67543101    2,824  1,870,000 SH       SOLE                 1,870,000      0    0
PETRO-CANADA                     COM               71644E102    2,658    100,007 SH       SOLE                   100,007      0    0
PROSHARES ULTRASHORT REAL ESTATE PSHS REAL ESTATE  74347R552      264      5,000 SH       SOLE                     5,000      0    0
REINSURANCE GROUP OF AMERICA     COM               759351604    4,211    130,000 SH       SOLE                   130,000      0    0
ROHM AND HAAS COMPANY            COM               775371107  109,824  1,393,000 SH       SOLE                         0      0    0
ROHM AND HAAS COMPANY            COM               775371957  128,541     16,304 SH  PUT  SOLE                         0      0    0
ROHM AND HAAS COMPANY            COM               775371907  176,483     22,385 SH  CALL SOLE                         0      0    0
SCHERING-PLOUGH CORP             COM               806605101   47,100  2,000,000 SH       SOLE                 2,000,000      0    0
SIRIUS XM RADIO INC              COM               82967N108       70    200,000 SH       SOLE                   200,000      0    0
SPDR TRUST SERIES 1              UNIT SER 1        78462F103    1,590     20,000 SH       SOLE                    20,000      0    0
STEWART ENTERPRISES INC          NOTE              860370AH8    1,864  3,000,000 PRN      SOLE                 3,000,000      0    0
STEWART ENTERPRISES INC          NOTE              860370AK1    6,047 11,000,000 PRN      SOLE                11,000,000      0    0
SUN MICROSYSTEMS INC             COM               866810203    1,830    250,000 SH       SOLE                   250,000      0    0
WYETH                            COM               983024950    8,608      2,000 SH  PUT  SOLE                     2,000      0    0
WYETH                            COM               983024100   47,344  1,100,000 SH       SOLE                 1,100,000      0    0
XM SATELLITE RADIO HLDGS INC     COM               983759951      228      6,500 SH  PUT  SOLE                     6,500      0    0
XM SATELLITE RADIO HLDGS INC     NOTE              983759AC5    1,302  1,400,000 PRN      SOLE                 1,400,000      0    0
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